Cover	12 Months Ended
Dec. 30, 2023
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This revised definitive proxy statement (this “Proxy Statement”) of Masimo Corporation (“Masimo” or the “Company”) amends, supersedes and replaces in its entirety the revised definitive proxy statement filed by Masimo with the U.S. Securities and Exchange Commission on August 15, 2024 (the “Original Proxy Statement”). This Proxy Statement is being filed solely to: (i) correct the number of shares outstanding as of the record date for the Annual Meeting and the number of shares that must be represented at the Annual Meeting for quorum purposes, as set forth in Questions 6 and 21 of the section of the Original Proxy Statement entitled “Additional Information—Questions and Answers You May Have About These Proxy Materials and Voting” and (ii) update the last paragraph on page 24 of the Original Proxy Statement entitled “Background to the Solicitation”, including to add one new paragraph thereafter. Except as otherwise expressly noted herein, this Proxy Statement does not modify or update in any way the Original Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	MASIMO CORPORATION
Entity Central Index Key	0000937556